Inventories	12 Months Ended
Dec. 31, 2011
Inventories [Abstract]
Inventories

8. INVENTORIES

The components of inventories are as follows:

	December 31
	2010	2011
	NT$	NT$	US$
			(Note 3)
Finished goods	197,913	109,504	3,618
Work in process	365,628	483,483	15,972
Raw materials	135,040	324,950	10,735

	698,581	917,937	30,325

The Company wrote down NT$214,404 thousand, NT$44,180 thousand and NT$140,623 thousand (US$4,646 thousand) in 2009, 2010 and 2011, respectively, for estimated obsolete or unmarketable inventory.